LEASES - Future minimum lease payments for operating and financing leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Future minimum lease payments under non-cancellable operating lease agreements
2020	$ 3,516
2021	2,303
2022	1,632
2023	1,398
2024	1,193
2025 and thereafter	4,325
Total minimum operating lease payments	14,367
Less: Imputed interest	(2,096)
Total lease liability balance	12,271
Minimum payments related to leases not yet commenced	827
Assets, cost value		$ 1,760
Assets, accumulated depreciation		14
Minimum future lease payments under the capital leases
2020	361
2021	361
2022	325
2023	187
2024	34
Total minimum lease payments	1,268
Less: Imputed interest	(113)
Total lease liability balance	$ 1,155
Present value of minimum lease payments		1,455
Less current portion of minimum lease		(299)
Long-term present value of minimum lease payment		$ 1,156